Profit Sharing, Retirement Savings Plans and Defined Benefit Pension Plans - Amounts in Accumulated Other Comprehensive Loss Expected to be Recognized in Next Fiscal Year (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2013
U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized prior service costs	$ 0.1
Unrecognized net actuarial loss	0.9
Total	1.0
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net actuarial loss	9.5
Total	$ 9.5